Accounts receivable - Summary of Accounts Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Spot voyage and time charter receivables	$ 9,968	$ 557
Insurance receivables	2,650	1,595
Other receivables	279	0
Accounts receivable	$ 150,183	203,500
Owned vessels period we assume working capital contributions will not be repaid	12 months
Other related parties
Disclosure of transactions between related parties [line items]
Receivables from the related parties	$ 137,286	201,348
Other related parties | Scorpio MR Pool Limited
Disclosure of transactions between related parties [line items]
Receivables from the related parties	72,794	118,717
Other related parties | Scorpio LR2 Pool Limited
Disclosure of transactions between related parties [line items]
Receivables from the related parties	53,046	75,252
Other related parties | Scorpio Handymax Tanker Pool Limited
Disclosure of transactions between related parties [line items]
Receivables from the related parties	6,919	3,532
Other related parties | Mercury Pool Limited
Disclosure of transactions between related parties [line items]
Receivables from the related parties	4,053	3,346
Other related parties | Scorpio Services Holding Limited (SSH)
Disclosure of transactions between related parties [line items]
Receivables from the related parties	474	7
Other related parties | Scorpio LR1 Pool Limited
Disclosure of transactions between related parties [line items]
Receivables from the related parties	$ 0	$ 494